Condensed Consolidated Interim Statements Of Financial Position - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025
Current Assets
Cash and cash equivalents	$ 32,922	$ 75,469	$ 76,250
Short-term investments	40,225
Trade receivables, net	36,515	27,007	27,876
Other accounts receivables	4,136	5,656	6,016
Inventories	85,437	84,943	78,358
Total Current Assets	199,235	193,075	188,500
Non-Current Assets
Property, plant and equipment, net	41,463	41,367	37,406
Right-of-use assets	8,908	8,900	9,539
Intangible assets and other long-term assets	95,676	97,511	101,422
Goodwill	30,313	30,313	30,313
Contract assets	7,426	7,544	7,925
Total Non-Current Assets	183,786	185,635	186,605
Total Assets	383,021	378,710	375,105
Current Liabilities
Current maturities of lease liabilities	2,198	2,121	1,780
Current maturities of other long term liabilities	10,643	9,923	10,889
Trade payables	21,938	23,242	24,854
Other accounts payables	24,930	12,108	19,319
Deferred revenues	67		205
Total Current Liabilities	59,776	47,394	57,047
Non-Current Liabilities
Lease liabilities	9,443	9,440	9,318
Contingent consideration	20,910	20,372	21,216
Other long-term liabilities	29,925	30,113	32,990
Deferred taxes	2,866	1,651	2,061
Employee benefit liabilities, net	714	670	516
Total Non-Current Liabilities	63,858	62,246	66,101
Shareholder’s Equity
Ordinary shares	15,078	15,078	15,074
Additional paid in capital net	268,360	268,283	268,160
Capital reserve due to translation to presentation currency	(3,490)	(3,490)	(3,490)
Capital reserve from hedges	(6)	177	(117)
Capital reserve from share-based payments	6,434	5,711	5,266
Capital reserve from employee benefits	374	385	372
Accumulated deficit	(27,363)	(17,074)	(33,308)
Total Shareholder’s Equity	259,387	269,070	251,957
Total Liabilities and Shareholder’s Equity	$ 383,021	$ 378,710	$ 375,105